Marketable Securities - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 07, 2021
Marketable Securities
Deemed price of share			$ 5.22
Receivables	$ 1,081	$ 3,079
Kuya Silver Corp
Marketable Securities
Total Number of Shares Received	3,108,108
Deemed price of share	$ 0.37
Additional shares received for settlement of receivables	405,405
Receivables	$ 150
Royalty on net smelter returns (as a percent)	2.00%
Canadian Cobalt Camp | Kuya Silver Corp
Marketable Securities
Shares received as consideration	2,702,703
Value of share consideration	$ 1,000